Segment Information - Divisions - Summary of Operating Results of Reportable Segments (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of Operating Segments [Line Items]
Turnover	€ 26,352	€ 27,725
Change (%)	(5.00%)
Impact of exchange rates (%)	(8.90%)
Impact of acquisitions (%)	2.10%
Impact of disposals (%)	(0.20%)
Underlying Sales Growth (%)	2.50%
Underlying Price Growth (%)	0.20%
Underlying Volume Growth (%)	2.20%
Operating profit	€ 4,474	4,847
Underlying operating profit	€ 4,912	€ 4,926
Operating margin (%)	17.00%	17.50%
Underlying operating margin (%)	18.60%	17.80%
Beauty & Personal Care [member]
Disclosure of Operating Segments [Line Items]
Turnover	€ 10,084	€ 10,481
Change (%)	(3.80%)
Impact of exchange rates (%)	(10.20%)
Impact of acquisitions (%)	4.30%
Underlying Sales Growth (%)	2.70%
Underlying Price Growth (%)	(0.20%)
Underlying Volume Growth (%)	2.90%
Operating profit	€ 2,037	2,068
Underlying operating profit	€ 2,201	€ 2,207
Operating margin (%)	20.20%	19.70%
Underlying operating margin (%)	21.80%	21.10%
Home Care [member]
Disclosure of Operating Segments [Line Items]
Turnover	€ 5,048	€ 5,398
Change (%)	(6.50%)
Impact of exchange rates (%)	(10.00%)
Impact of acquisitions (%)	0.60%
Impact of disposals (%)	(0.20%)
Underlying Sales Growth (%)	3.50%
Underlying Price Growth (%)	0.30%
Underlying Volume Growth (%)	3.20%
Operating profit	€ 638	573
Underlying operating profit	€ 633	€ 643
Operating margin (%)	12.60%	10.60%
Underlying operating margin (%)	12.50%	11.90%
Foods & Refreshment [member]
Disclosure of Operating Segments [Line Items]
Turnover	€ 11,220	€ 11,846
Change (%)	(5.30%)
Impact of exchange rates (%)	(7.30%)
Impact of acquisitions (%)	0.90%
Impact of disposals (%)	(0.40%)
Underlying Sales Growth (%)	1.80%
Underlying Price Growth (%)	0.60%
Underlying Volume Growth (%)	1.20%
Operating profit	€ 1,799	2,206
Underlying operating profit	€ 2,078	€ 2,076
Operating margin (%)	16.00%	18.60%
Underlying operating margin (%)	18.50%	17.50%